Commitments and Contingencies Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2008
Metro Bank Park [Member]
Long-term Purchase Commitment [Line Items]
Term of naming rights agreement	15 years
Naming rights agreement, commitment amount	3.5
Fiserv Service Agreement [Member]
Long-term Purchase Commitment [Line Items]
Service agreement, term	7 years
Service agreement, renewal period	2 years
Service agreement, period prior to expiration to terminate agreement	180 days
Service agreement, initial payment		3.4
Service Agreement, remaining amount		$ 26.9
Service agreement, remaining term	3 years 6 months